Submission	Sep. 25, 2025
Submission [Line Items]
Central Index Key	0001712762
Registrant Name	BIOAFFINITY TECHNOLOGIES, INC.
Registration File Number	333-290480
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A